Note 16 - Net (loss) earnings per common share (Detail) - Reconciliation Of The Denominator Used to Calculate Earnings Per Common Share	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares issued and outstanding at beginning of period	29,941,254	30,318,274	29,624,910
Issued during the period	250,868	218,418	455,708
Repurchased during the period	(165,703)	(443,081)
Weighted average number of shares used in computing basic earnings per share	30,026,419	30,093,611	30,080,618
Assumed conversion of dilutive Convertible Debentures		2,750,000
Number of shares used in computing diluted earnings per share	30,375,950	33,301,015	30,366,811
Denominator [Member]
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	349,531	457,404	286,193